Consolidated Statements of Income (Parenthetical) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Income Statement [Abstract]
Decline in fair value	¥ 99	¥ 706	¥ 937
Other comprehensive income-net	15	35	26
Total credit losses	¥ 114	¥ 741	¥ 963